Employee benefit expenses	12 Months Ended
Jun. 30, 2020
Employee benefit expenses
Employee benefit expenses

7 Employee benefit expenses

7.1  Employee benefit expenses and average number of people employed

	2020	2019	2018
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(249,564)	(293,424)	(255,637)
Social security costs	(29,743)	(34,799)	(31,396)
Share-based payments (note 27)	(1,435)	(1,251)	(6,216)
Pension costs – defined contribution schemes (note 28.2)	(3,287)	(2,882)	(2,686)
	(284,029)	(332,356)	(295,935)

Details of the pension arrangements offered by the Company and the Group are disclosed in note 28.

The average number of employees during the year, including directors, was as follows:

	2020	2019	2018
	Number	Number	Number
By activity:
Football – men's and women's players	115	104	81
Football - technical and coaching	176	163	165
Commercial	129	114	121
Media	88	85	87
Administration and other	484	474	468
Average number of employees	992	940	922

The Group also employs approximately 3,593 temporary staff on match days (2019: 3,340;2018: 3,858 ), the costs of which are included in the employee benefit expense above.

7.2  Key management compensation

Key management includes directors (executive and non‑executive) of the Company and executive directors and officers of the Group’s main operating company, Manchester United Football Club Limited. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2020	2019	2018
	£’000	£’000	£’000
Short-term employee benefits	(9,507)	(9,961)	(7,620)
Share-based payments	(1,017)	(748)	(5,275)
Post-employment benefits	(20)	(20)	(20)
	(10,544)	(10,729)	(12,915)